Securities Act File No. 2-14767
                                                 Securities Act File No. 2-48906
                                                 Securities Act File No. 2-57547



                                  PILGRIM FUNDS

                        Supplement dated August 15, 2001
                   to the Statement of Additional Information
                               dated March 1, 2001

     Disclosure concerning the Pilgrim Growth and Income Fund, Inc. is superceded by the disclosure contained in the Statement of Additional Information ("SAI") for the Pilgrim U.S. Equity and Equity and Income Funds dated May 1, 2001. Disclosure concerning the Pilgrim GNMA Income Fund, Inc. and the Lexington Money Market Trust is superceded by the disclosure contained in the SAI for the Pilgrim Income Funds dated August 1, 2001.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.